Commitment and Contingencies - Narrative (Details) € in Millions, $ in Millions				12 Months Ended
	Jun. 17, 2019 USD ($)	May 14, 2019 USD ($)	Jul. 14, 2018 USD ($)	Dec. 31, 2021 USD ($) claim	Dec. 31, 2021 EUR (€)	Dec. 19, 2018 EUR (€)
Tronox Litigation
Loss Contingencies [Line Items]
Damages sought, gain contingency		$ 75
Affirmative defenses and counterclaims value	$ 400
Neste Engineering Services Arbitration
Loss Contingencies [Line Items]
Loss contingency accrual				$ 17		€ 14
Calais Pipeline Matter
Loss Contingencies [Line Items]
Number of pending claims | claim				2
Calais Pipeline Matter | The Region Hauts-de-France
Loss Contingencies [Line Items]
Damages sought, loss contingency				$ 14	€ 12
Tronox Limited
Loss Contingencies [Line Items]
Break fee			$ 75